Acquisitions and disposals - Vodafone Hungary and Vantage Towers (Details) - EUR (€) € in Millions			12 Months Ended
	Mar. 22, 2023	Jan. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Acquisitions and disposals
Goodwill			€ (27,615)	€ (31,884)
Other intangible assets			(19,592)	(21,360)
Property, plant and equipment			(37,992)	(40,804)
Investments in associates and joint ventures			(11,079)	(5,323)
Inventory			(956)	(836)
Trade and other receivables			(10,705)	(11,019)
Cash and cash equivalents			(11,705)	(7,496)
Borrowings			51,669	58,131
Trade and other payables			2,184	2,516
Provisions			1,572	1,881
Cash consideration received			6,976		€ 157
Foreign exchange recycled from Currency reserve on disposal			€ (334)	€ 19	€ (17)
Vantage Towers A.G
Acquisitions and disposals
Gains (losses) on disposals of investments	€ 8,607
Discontinued Operations | Vodafone Hungary
Acquisitions and disposals
Goodwill		€ (441)
Other intangible assets		(521)
Property, plant and equipment		(516)
Inventory		(17)
Trade and other receivables		(206)
Cash and cash equivalents		(3)
Current and deferred taxation		13
Borrowings		106
Trade and other payables		163
Provisions		31
Net assets disposed		(1,391)
Cash consideration received		1,606
Foreign exchange recycled from Currency reserve on disposal		(284)
Gains (losses) on disposals of investments		€ (69)
Discontinued Operations | Vantage Towers A.G
Acquisitions and disposals
Goodwill	(3,448)
Other intangible assets	(294)
Property, plant and equipment	(4,882)
Investments in associates and joint ventures	(2,778)
Non-controlling interests derecognised	807
Trade and other receivables	(292)
Cash and cash equivalents	(207)
Current and deferred taxation	61
Borrowings	4,916
Trade and other payables	658
Provisions	556
Net assets disposed	(5,710)
Cash consideration received	5,592
Fair value of Investment in Oak Holdings 1 GmbH	8,634
Restriction of gain	(680)
Foreign exchange recycled from Currency reserve on disposal	(36)
Gains (losses) on disposals of investments	8,607
Income tax benefit on restriction of gains	154
Vantage Towers A.G
Acquisitions and disposals
Gains (losses) on disposals of investments	€ 8,607